April 2, 2015

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Vanguard Malvern Funds (the Trust)
File No. 33-23444

Commissioners:

Enclosed is the 65th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purposes of this
Amendment are: (1) to add Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional
Intermediate-Term Bond Fund as two new series of the Trust, each of which will offer an Institutional
Plus share class; and (2) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(2), the Amendment will become effective 75 days after filing. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at (610) 669-4294 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Michael J. Drayo
Senior Counsel
The Vanguard Group, Inc.

cc:	Asen Parachkevov, Esquire
U.S. Securities & Exchange Commission